Schedule of intangible assets, net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 358,720	$ 357,508
Less: accumulated amortization	(98,350)	(20,213)
Total intangible assets, net	260,370	337,295
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	20,893	19,681
Distribution Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 337,827	$ 337,827